Provisions - Summary of Changes in Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	€ 153	€ 149
Transfer from provision to contract liability	(23)
Allowance	19	25
Amounts used	(8)	(7)
Unused amounts reversed	(7)	(5)
Unwinding of discounts	(1)	(1)
Effects of changes in foreign exchange rates	3	(8)
Transfer	4
Ending balance	140	153
Current	46	40
Non-Current	94	113
Close down and environmental remediation costs [member]
Disclosure of other provisions [line items]
Beginning balance	81	88
Allowance	3	3
Amounts used	(2)	(2)
Unwinding of discounts	(1)	(1)
Effects of changes in foreign exchange rates	2	(7)
Ending balance	83	81
Current	5	4
Non-Current	78	77
Restructuring costs [member]
Disclosure of other provisions [line items]
Beginning balance	5	5
Allowance	1	3
Amounts used	(2)	(2)
Unused amounts reversed	(1)	(1)
Ending balance	3	5
Current	1	3
Non-Current	2	2
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Beginning balance	67	56
Transfer from provision to contract liability	(23)
Allowance	15	19
Amounts used	(4)	(3)
Unused amounts reversed	(6)	(4)
Effects of changes in foreign exchange rates	1	(1)
Transfer	4
Ending balance	54	67
Current	40	33
Non-Current	€ 14	€ 34